Supplemental Cash Flow Information - Summary of Disclosure of Supplement Cash Flow Information Explanatory (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Supplement Cash Flow Information Explanatory [line Items]
Cash paid for income taxes	$ (1,706)	$ (813)
Cash received from income taxes	1	530
Non-cash investing and financing activities
Accrued purchases of property and equipment, net	$ (549)	$ 1,064